Share-Based Compensation (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shared Based Compensation Expense	$ 2,343	$ 11,451
Stock Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shared Based Compensation Expense	237	1,293
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shared Based Compensation Expense	$ 2,106	$ 10,158